Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,843,789.78

Principal:
Principal Collections	$19,065,807.50
Prepayments in Full	$13,803,225.87
Liquidation Proceeds	$454,938.05
Recoveries	$52,071.80
Sub Total	$33,376,043.22
Collections	$36,219,833.00

Purchase Amounts:
Purchase Amounts Related to Principal	$491,991.58
Purchase Amounts Related to Interest	$2,655.26
Sub Total	$494,646.84

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$36,714,479.84

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	20
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$36,714,479.84
Servicing Fee	$641,465.69	$641,465.69	$0.00	$0.00	$36,073,014.15
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$36,073,014.15
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$36,073,014.15
Interest - Class A-3 Notes	$328,991.51	$328,991.51	$0.00	$0.00	$35,744,022.64
Interest - Class A-4 Notes	$150,611.67	$150,611.67	$0.00	$0.00	$35,593,410.97
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,593,410.97
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$35,519,213.64
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,519,213.64
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$35,456,073.64
Third Priority Principal Payment	$1,067,615.22	$1,067,615.22	$0.00	$0.00	$34,388,458.42
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$34,311,111.92
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,311,111.92
Regular Principal Payment	$31,570,000.00	$31,570,000.00	$0.00	$0.00	$2,741,111.92
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,741,111.92
Residuel Released to Depositor	$0.00	$2,741,111.92	$0.00	$0.00	$0.00
Total		$36,714,479.84

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$1,067,615.22
Regular Principal Payment					$31,570,000.00
Total					$32,637,615.22
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$32,637,615.22	$59.58	$328,991.51	$0.60	$32,966,606.73	$60.18
Class A-4 Notes	$0.00	$0.00	$150,611.67	$0.96	$150,611.67	$0.96
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$32,637,615.22	$20.27	$694,287.01	$0.43	$33,331,902.23	$20.70

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$469,987,871.04	0.8579552	$437,350,255.82	0.7983758
Class A-4 Notes	$157,160,000.00	1.0000000	$157,160,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$737,647,871.04	0.4580640	$705,010,255.82	0.4377967

Pool Information
Weighted Average APR	4.344%	4.333%
Weighted Average Remaining Term	42.18	41.30
Number of Receivables Outstanding	42,034	41,118
Pool Balance	$769,758,832.45	$735,606,942.99
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$737,647,871.04	$705,010,255.82
Pool Factor	0.4673627	0.4466273

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$30,596,687.17
Targeted Overcollateralization Amount	$30,596,687.17
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$30,596,687.17

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	20

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		102	$335,926.46
(Recoveries)		98	$52,071.80
Net Losses for Current Collection Period			$283,854.66
Cumulative Net Losses Last Collection Period			$5,618,743.61
Cumulative Net Losses for all Collection Periods			$5,902,598.27

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.44%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.73%	623	$12,696,618.90
61-90 Days Delinquent	0.19%	63	$1,409,538.87
91-120 Days Delinquent	0.05%	16	$344,181.14
Over 120 Days Delinquent	0.10%	36	$727,094.39
Total Delinquent Receivables	2.06%	738	$15,177,433.30

Repossession Inventory:
Repossessed in the Current Collection Period		39	$829,197.03
Total Repossessed Inventory		62	$1,447,959.65

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3317%
Preceding Collection Period			0.6129%
Current Collection Period			0.4525%
Three Month Average			0.4657%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2860%
Preceding Collection Period			0.3307%
Current Collection Period			0.2797%
Three Month Average			0.2988%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer